Income Taxes - Summary of deferred tax assets and liabilities (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Accrued expense and others	¥ 80
Inventory provision	207
Product warranty	33
Total deferred tax assets	320
Deferred tax liabilities:
Accelerated tax depreciation	(362)
Total deferred tax liabilities	(362)
Deferred tax liabilities	(42)
Net deferred tax assets/(liabilities)	¥ (42)